Contracts Receivable, Net	12 Months Ended
Mar. 31, 2025
Contracts Receivable, Net [Abstract]
CONTRACTS RECEIVABLE, NET

7. CONTRACTS RECEIVABLE, NET

Contracts receivable, net is comprised of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Contracts receivable	35,483,615	46,993,517	6,040,377
Allowance for expected credit losses	(8,069,497)	(14,869,284)	(1,911,245)
Balance at end of year	27,414,118	32,124,233	4,129,132

Allowance for expected credit losses consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	2,589,214	8,069,497	1,037,225
Addition	5,480,283	6,799,787	874,020
Ending balance	8,069,497	14,869,284	1,911,245